Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$98,950,562.88	0.3706014	$74,621,059.15	0.2794796	$24,329,503.72
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$736,250,562.88	0.6285756	$711,921,059.15	0.6078042	$24,329,503.72

Weighted Avg. Coupon (WAC)	4.57%		4.57%
Weighted Avg. Remaining Maturity (WARM)	49.05		48.16
Pool Receivables Balance	$876,479,393.09		$847,075,361.76
Remaining Number of Receivables	61,703		60,431

Adjusted Pool Balance	$853,475,203.98		$825,019,644.07

III.  COLLECTIONS

Principal:
Principal Collections	$28,260,208.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$646,660.78
Total Principal Collections	$28,906,869.28

Interest:
Interest Collections	$3,273,471.73
Late Fees & Other Charges	$47,419.50
Interest on Repurchase Principal	$-
Total Interest Collections	$3,320,891.23

Collection Account Interest	$2,525.91
Reserve Account Interest	$580.23
Servicer Advances	$-

Total Collections	$32,230,866.65

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

IV.  DISTRIBUTIONS

Total Collections					$32,230,866.65
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$32,230,866.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$730,399.49		$730,399.49	$730,399.49
Collection Account Interest					$2,525.91
Late Fees & Other Charges					$47,419.50
Total due to Servicer					$780,344.90

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$47,001.52		$47,001.52
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$682,217.36		$682,217.36	$682,217.36

Available Funds Remaining:					$30,768,304.39

3. Principal Distribution Amount:					$24,329,503.72

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$24,329,503.72
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		24,329,503.72		$24,329,503.72
Total Noteholders Principal				$24,329,503.72

4. Available Amounts Remaining to reserve account					6,438,800.67

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					6,438,800.67

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,004,189.11
Beginning Period Amount	$23,004,189.11
Current Period Amortization	$948,471.42
Ending Period Required Amount	$22,055,717.69
Ending Period Amount	$22,055,717.69
Next Distribution Date Required Amount	$21,127,463.35

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$6,438,800.67
Current Period Release to Depositor	$6,438,800.67
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$117,224,641.10	$113,098,584.92	$113,098,584.92
Overcollateralization as a % of Adjusted Pool		13.73%	13.71%	13.71%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	October 2011
Distribution Date	11/15/11
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.71%	59,651	98.75%	$836,523,428.33
30 - 60 Days	1.01%	613	1.00%	$8,434,414.00
61 - 90 Days	0.22%	135	0.21%	$1,781,375.64
91 + Days	0.05%	32	0.04%	$336,143.79
		60,431		$847,075,361.76
Total
Delinquent Receivables 61 + days past due	0.28%	167	0.25%	$2,117,519.43
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	166	0.24%	$2,138,202.19
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	181	0.27%	$2,488,965.21
Three-Month Average Delinquency Ratio	0.28%		0.26%

Repossession in Current Period		53		$819,618.40
Repossession Inventory		72		$629,622.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,143,822.83
Recoveries				$(646,660.78)
Net Charge-offs for Current Period				$497,162.05

Beginning Pool Balance for Current Period				$876,479,393.09

Net Loss Ratio				0.68%
Net Loss Ratio for 1st Preceding Collection Period				0.46%
Net Loss Ratio for 2nd Preceding Collection Period				0.67%
Three-Month Average Net Loss Ratio for Current Period				0.60%

Cumulative Net Losses for All Periods				$4,721,277.43
Cumulative Net Losses as a % of Initial Pool Balance				0.35%

Principal Balance of Extensions				$3,004,144.52
Number of Extensions				183

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